Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford International Smaller Companies Fund

	Shares	Value
COMMON STOCKS — 98.0%
AUSTRALIA — 1.1%
Cleanspace Holdings Ltd.*	158,932	$157,804
Netwealth Group Ltd.	38,472	397,093
		554,897
BELGIUM — 1.0%
Biocartis Group NV*	20,781	91,954
Melexis NV	3,630	385,326
		477,280
CANADA — 4.0%
Docebo, Inc.*	9,925	724,746
Kinaxis, Inc.*	8,823	1,272,947
		1,997,693
CHINA — 3.0%
Airtac International Group	48,000	1,493,375
DENMARK — 1.5%
ALK-Abello A/S*	1,774	744,323
FRANCE — 1.0%
Cellectis SA ADR*	17,614	222,113
Cellectis SA*	506	6,444
ESI Group*	3,119	242,786
		471,343
GERMANY — 5.0%
Aumann AG*	7,536	133,384
Hypoport SE*	2,739	1,837,524
New Work SE	1,977	485,492
		2,456,400
HONG KONG — 1.2%
Hypebeast Ltd.*	1,110,000	145,290
Johnson Electric Holdings Ltd.	211,000	449,376
		594,666
INDIA — 0.2%
CreditAccess Grameen Ltd.*	9,611	82,408
IRELAND — 1.2%
Keywords Studios PLC*	15,438	605,730
ISRAEL — 2.4%
Maytronics Ltd.	50,301	1,184,544
ITALY — 7.1%
Brunello Cucinelli SpA*	24,100	1,321,816
Reply SpA	8,899	1,633,500
Technogym SpA	49,861	556,948
		3,512,264
JAPAN — 30.4%
Anicom Holdings, Inc.	26,200	221,184
Bengo4.com, Inc.*	13,600	778,146
COLOPL, Inc.	47,000	338,202
Daikyonishikawa Corp.	25,600	148,942
Demae-Can Co., Ltd.*	45,600	685,313
DMG Mori Seiki Co., Ltd.	21,700	405,030
eGuarantee, Inc.	25,800	573,443
GA Technologies Co. Ltd.*	17,200	156,284
Healios K.K.*	24,600	428,660
Ichiyoshi Securities Co., Ltd.	44,700	274,822
Infomart Corp.	58,300	526,309

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.

Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford International Smaller Companies Fund

	Shares	Value
JAPAN (continued)
Inter Action Corp.	9,500	$226,710
Iriso Electronics Co., Ltd.	7,600	308,937
Istyle, Inc.*	63,800	269,746
JMDC, Inc.*	9,000	614,795
Kamakura Shinsho Ltd.	19,900	152,847
Katitas Co., Ltd.	25,100	884,734
KH Neochem Co., Ltd.	13,000	355,772
Kitanotatsujin Corp.	94,900	396,640
Link and Motivation, Inc.	57,700	582,906
Locondo, Inc.	18,100	223,601
Megachips Corp.	29,900	895,768
Optex Group Co., Ltd.	17,300	235,308
Outsourcing, Inc.	73,600	1,319,069
Raksul, Inc.*	28,900	1,520,085
Sansan, Inc.*	5,600	539,990
Sato Holdings Corp.	12,300	298,844
Tsugami Corp.	57,700	870,009
Uzabase, Inc.*	9,900	214,978
WealthNavi, Inc.*	21,000	643,456
		15,090,530
SOUTH KOREA — 4.9%
Cafe24 Corp.*	10,273	255,772
Douzone Bizon Co., Ltd.	15,957	1,281,887
Genexine, Inc.*	2,373	141,137
Koh Young Technology, Inc.	45,978	750,287
		2,429,083
SWEDEN — 12.2%
AddTech AB, B Shares	74,530	1,328,096
Avanza Bank Holding AB	63,263	2,228,990
Bactiguard Holding AB*	9,640	177,507
Cellavision AB	4,208	188,135
HMS Networks AB	17,308	833,332
Paradox Interactive AB	18,618	298,164
Storytel AB*	9,579	210,577
VNV Global AB*	36,343	434,259
Xvivo Perfusion AB*	7,744	341,892
		6,040,952
SWITZERLAND — 3.7%
Bossard Holding AG	2,165	676,256
Sensirion Holding AG*	8,304	1,009,339
u-blox Holding AG*	2,594	172,154
		1,857,749
TAIWAN — 7.4%
ASPEED Technology, Inc.	25,000	2,058,902
Chroma ATE, Inc.	77,000	482,222
Global Unichip Corp.	50,000	888,586
TCI Co., Ltd.	28,148	228,304
		3,658,014
UNITED KINGDOM — 10.7%
Alpha FX Group PLC	17,162	461,325
dotdigital group PLC	67,711	219,873
Draper Esprit PLC*	38,579	522,932
FD Technologies PLC*	18,210	576,600
FDM Group Holdings PLC	35,666	609,066
Games Workshop Group PLC	5,932	820,858
Hotel Chocolat Group PLC*	45,184	246,568

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.

Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford International Smaller Companies Fund

	Shares	Value
UNITED KINGDOM (continued)
Naked Wines PLC*	64,918	$606,171
Team17 Group PLC*	47,189	486,406
Victoria PLC*	62,401	776,891
		5,326,690
Total Common Stocks
(cost $48,490,604)		48,577,941
RIGHTS — 0.0%(1)
CHINA — 0.0%(1)
Airtac International Group, expiring on 10/8/2021*	2,229	11,904
Total Rights
(cost $0)		11,904
TOTAL INVESTMENTS — 98.0%
(cost $48,490,604)		$48,589,845
Other assets less liabilities — 2.0%		978,439
NET ASSETS — 100.0%		$49,568,284

(1)	Amount rounds to less than 0.1%.
*	Non-income producing security.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

ADR	-	American Depositary Receipt

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.

Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford International Smaller Companies Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$12,046,633	$36,531,308	$–	$48,577,941
Rights**	–	11,904	–	11,904
Total	$12,046,633	$36,543,212	$–	$48,589,845

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.